INCOME TAXES - Tax losses (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating Loss Carryforwards
Operating Loss Carryforwards	$ 21,746	¥ 141,892
PRC
Operating Loss Carryforwards
Operating Loss Carryforwards	19,055	124,333
United States
Operating Loss Carryforwards
Operating Loss Carryforwards	$ 2,691	¥ 17,559